PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment continuity

	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E
Cost:
Balance-January 1, 2022	$105,683	$953	$179,788	$286,424
Additions (note 21)	6,731	103	431	7,265
Disposals	(187)	(293)	—	(480)
Reclamation adjustment (note 13)	(4,159)	—	—	(4,159)
Balance-December 31, 2022	$108,068	$763	$180,219	$289,050

Additions (note 21)	1,398	34	1,836	3,268
Disposals	(259)	(28)	(1,242)	(1,529)
Reclamation adjustment (note 13)	3,498	—	—	3,498
Balance-December 31, 2023	$112,705	$769	$180,813	$294,287

Accumulated amortization, depreciation:
Balance-January 1, 2022	$(31,420)	$(542)	$—	$(31,962)
Amortization	(199)	—	—	(199)
Depreciation (note 20)	(3,797)	(146)	—	(3,943)
Disposals	150	293	—	443
Reclamation adjustment (note 13)	116	—	—	116
Balance-December 31, 2022	$(35,150)	$(395)	$—	$(35,545)

Amortization	(188)	—	—	(188)
Depreciation (note 20)	(3,804)	(140)	—	(3,944)
Disposals	259	27	—	286
Reclamation adjustment (note 13)	50	—	—	50
Balance-December 31, 2023	$(38,833)	$(508)	$—	$(39,341)

Carrying value:
Balance-December 31, 2022	$72,918	$368	$180,219	$253,505
Balance-December 31, 2023	$73,872	$261	$180,813	$254,946